Depreciation Amortization and Impairment - Schedule of Impairment losses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (728)	$ (28)	$ (27)
Nonfinancial assets property plant and equipment [member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	(489)	(28)	(27)
Total	(728)	$ (28)	$ (27)
Non Financial Assets Goodwill and Intangibles [Member]
Disclosure of financial assets [line items]
Subtotal Non-financial assets	$ (239)